PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 2,377	$ 2,266